OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES AND PREPAYMENTS
Schedule of information about other receivables and prepayments

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Prepaid expense and prepayments*	20,264	640
Security deposit	105	121
Other receivable	412	84
	20,781	845

*Refer to note 25 on prepayments made by the Company to a related party.